COMMITMENTS AND CONTINGENCIES (Details) - shares			6 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold			2,012,500
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Granted term	45 days			45 days
Number of units sold	1,050,000	1,050,000		8,050,000